Tax matters - Tax recognized in consolidated equity (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net tax credited/(charged) to consolidated equity
Remeasurement of defined benefit obligation	$ (200)	$ (158)	$ 286
Measurement of Available-for-sale	(477)	1,174	53
Measurement of Financial derivatives (Cash flow hedge)	440	(207)	(260)
Paid interests on Subordinated Additional Tier I Capital Notes	191
Tax recognized in consolidated equity	(46)	809	79
Debt instruments.
Net tax credited/(charged) to consolidated equity
Measurement of Available-for-sale	(478)	1,158	51
Equity instruments.
Net tax credited/(charged) to consolidated equity
Measurement of Available-for-sale	$ 1	$ 16	$ 2